Details of Significant Accounts - Share-based payment, schedule of FV of stock options granted using black-scholes option-pricing model (Details) - Share Incentive Plan shares in Thousands							6 Months Ended
	May 27, 2024 Y shares $ / shares	Nov. 02, 2023 shares Y $ / shares	Aug. 21, 2023 Y shares $ / shares	May 23, 2023 Y shares $ / shares	Jan. 03, 2023 shares Y $ / shares	Jan. 21, 2022 Y shares $ / shares	Jun. 30, 2024 shares	Jun. 30, 2023 shares
Share-based payment arrangements
Options granted (in shares) | shares	5	5	7	2,260	8	2,143	5	2,276
Stock price (in USD per share)	$ 2.13	$ 2.43	$ 4.00	$ 4.93	$ 7.20	$ 5.39
Exercise price (in USD per share)	$ 2.13	$ 2.43	$ 3.916	$ 4.93	$ 7.20	$ 3.95
Expected price volatility	72.67%	70.37%	70.65%	69.15%	64.85%	53.75%
Expected option life | Y	3.88	3.88	3.88	3.88	3.87	3.88
Expected dividends	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Risk-free interest rate	4.65%	4.77%	4.64%	3.90%	4.07%	1.46%
Fair value per unit (in USD per share)	$ 1.2069	$ 1.3487	$ 2.2411	$ 2.6615	$ 3.7198	$ 2.7637